Biological assets (Details 3) - N	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cattle for production
Disclosure of detailed information about biological assets [line items]
Opening balance	20,865	20,993
Acquisition/birth costs	9,767	8,981
Handling costs
Sales	(15,159)	(8,750)
Deaths	(409)	(357)
Consumption		(2)
Effect of conversion
Change in fair value
Ending balance	15,064	20,865
Cattle [Member]
Disclosure of detailed information about biological assets [line items]
Opening balance	37,122	34,053
Acquisition/birth costs	9,964	7,917
Handling costs	18,158	11,955
Sales	(33,230)	(17,668)
Deaths	(685)	(581)
Consumption		(5)
Effect of conversion	4,450	(75)
Change in fair value	(1,298)	1,526
Ending balance	34,481	37,122